Fair Values Of Financial Instruments - Assets And Liabilities Not Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	$ 156,259,910	$ 152,456,309	$ 86,844,057	$ 136,520,755
Reverse Repurchase Agreements	0	19,566,144
Other Financial Assets	10,897,537	19,786,689
Financial Liabilities Abstract
Repurchase agreements	0	22,030
Other Financial Liabilities	28,825,175	43,364,418
Bank Loans	6,148,876	8,503,124
Debt Securities Issued	7,319,081	3,805,337
Accounting Balance Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	156,259,910	152,456,309
Reverse Repurchase Agreements		19,566,144
Other Financial Assets	10,897,537	19,786,689
Loans And Advances Not Measured at Fair Value	195,129,732	279,336,187
Financial Liabilities Abstract
Deposits	293,988,047	399,209,017
Repurchase agreements		22,030
Other Financial Liabilities	28,825,175	43,364,418
Bank Loans	6,148,876	8,503,124
Debt Securities Issued	7,319,081	3,805,337
Total Fair Value Member
Financial Assets Abstract
Loans And Advances Not Measured at Fair Value	193,160,534	271,977,546
Financial Liabilities Abstract
Deposits	292,145,753	395,210,860
Bank Loans	6,116,044
Debt Securities Issued	7,264,514	3,710,516
Level 2 - Fair Value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	0	0
Reverse Repurchase Agreements		0
Other Financial Assets	0	0
Loans And Advances Not Measured at Fair Value	193,160,534	271,977,546
Financial Liabilities Abstract
Deposits	292,145,753	395,210,860
Repurchase agreements		0
Other Financial Liabilities	0	0
Bank Loans	6,116,044	0
Debt Securities Issued	$ 7,264,514	$ 3,710,516